Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 09, 2017
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2017
Prospectus Date	rr_ProspectusDate	Mar. 01, 2017
THE HARTFORD VALUE OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOAX
THE HARTFORD VALUE OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOBX
THE HARTFORD VALUE OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOCX
THE HARTFORD VALUE OPPORTUNITIES FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOYX
THE HARTFORD VALUE OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOIX
THE HARTFORD VALUE OPPORTUNITIES FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVORX
THE HARTFORD VALUE OPPORTUNITIES FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOSX
THE HARTFORD VALUE OPPORTUNITIES FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOTX
THE HARTFORD VALUE OPPORTUNITIES FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOFX
THE HARTFORD VALUE OPPORTUNITIES FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOLX